UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen AMT-Free Municipal Credit Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NVG
Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 160.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 160.6% (100.0% of Total Investments)
	Alabama – 1.3% (0.8% of Total Investments)
$ 3,645	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	$3,545,783
22,655	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	26,501,819
8,100	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	8,303,958
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Series 2011B:
1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	Aa3	1,299,825
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	Aa3	1,039,720
	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A:
1,000	5.250%, 8/01/30	8/26 at 100.00	N/R	1,012,960
1,300	5.500%, 8/01/35	8/26 at 100.00	N/R	1,314,781
38,950	Total Alabama			43,018,846
	Alaska – 0.7% (0.5% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
7,010	5.000%, 6/01/32	3/19 at 100.00	B3	6,797,317
17,995	5.000%, 6/01/46	4/19 at 100.00	B3	16,633,678
25,005	Total Alaska			23,430,995
	Arizona – 2.9% (1.8% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	4,430,206
1,475	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	1,491,078
3,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A	6/28 at 100.00	N/R	3,270,986
10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/31	7/22 at 100.00	A	10,643,100
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B, 5.000%, 10/01/29 – AGC Insured	4/20 at 100.00	Aa3	3,105,270
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	Aa3	1,228,140
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	Aa3	1,532,730
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	Aa3	7,274,747

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 3,390	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A	7/27 at 100.00	N/R	$3,413,188
7,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	8,141,225
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
6,000	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	7,713,360
8,755	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	11,308,308
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A:
620	5.000%, 7/01/35, 144A	7/25 at 100.00	BB	635,680
1,025	5.000%, 7/01/46, 144A	7/25 at 100.00	BB	1,034,461
2,065	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	2,021,841
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
490	6.000%, 7/01/33	7/20 at 102.00	BB-	472,483
610	6.000%, 7/01/43	7/20 at 102.00	BB-	561,499
350	6.000%, 7/01/48	7/20 at 102.00	BB-	318,143
1,425	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB-	1,383,732
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
1,130	5.250%, 7/01/36	7/26 at 100.00	BB-	992,705
1,850	5.375%, 7/01/46	7/26 at 100.00	BB-	1,567,283
2,135	5.500%, 7/01/51	7/26 at 100.00	BB-	1,801,406
885	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	897,001
3,050	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	3,157,909
105	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Pima Project, Series 2014A, 7.250%, 7/01/39	7/20 at 102.00	BB-	102,153
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	1,043,370
2,745	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	3,197,074
7,295	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc., Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32	No Opt. Call	BBB+	8,555,941
800	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	Baa3	842,960
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33	8/23 at 100.00	A3	2,192,180
87,240	Total Arizona			94,330,159

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.2% (0.2% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, Series 2006:
$ 2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	$1,269,650
20,460	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	6,271,604
22,960	Total Arkansas			7,541,254
	California – 15.5% (9.7% of Total Investments)
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A:
45	0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	Baa2	43,071
2,120	0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa (4)	2,062,336
6,135	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured	No Opt. Call	AA	4,376,954
12,550	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	6,713,748
4,100	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Ba3	4,133,866
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,707,150
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
3,275	5.450%, 6/01/28	2/28 at 100.00	B2	3,324,158
2,975	5.650%, 6/01/41	4/19 at 100.00	B2	2,976,279
22,965	California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2016U-7, 5.000%, 6/01/46 (UB) (5)	No Opt. Call	AAA	29,908,008
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	A+	10,762,500
1,600	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	1,763,136
6,665	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)	8/25 at 100.00	AA-	7,350,362
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,555	8.214%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	1,786,508
1,650	8.220%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	1,895,867
4,075	8.220%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	4,682,216
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	A+	5,370,150
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A:
3,065	5.000%, 7/01/31, 144A	7/26 at 100.00	BB	3,263,765
1,000	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,045,260
555	5.000%, 7/01/41, 144A	7/26 at 100.00	BB	573,709
195	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	200,706

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A:
$ 260	5.000%, 6/01/36	6/26 at 100.00	BBB-	$277,716
435	5.000%, 6/01/46	6/26 at 100.00	BBB-	458,407
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2 (4)	2,469,379
5,425	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A (WI/DD, Settling 2/20/19)	1/29 at 100.00	Baa3	5,998,422
2,050	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	2,190,158
735	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	744,849
715	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/36, 144A	6/25 at 100.00	N/R	733,654
570	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A, 5.125%, 6/01/47, 144A	6/26 at 100.00	N/R	583,766
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	4/19 at 100.00	AA-	80,189
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/19 at 100.00	AA-	5,012
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	AA-	3,628,310
10,000	5.500%, 11/01/35	11/20 at 100.00	AA-	10,606,500
12,710	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	13,602,623
65,505	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	69,038,995
10,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	11,030,760
4,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 4.000%, 7/01/39	7/24 at 100.00	A-	4,036,720
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42 (Pre-refunded 8/15/20)	8/20 at 100.00	A+ (4)	7,469,350
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,535	5.750%, 7/01/30	4/19 at 100.00	CC	1,269,245
4,430	5.750%, 7/01/35	4/19 at 100.00	CC	3,618,956
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	4,391,200
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured	No Opt. Call	A2	2,056,388

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 14,375	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	AA	$6,325,431
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured (6)	8/28 at 100.00	A1	2,682,572
3,600	0.000%, 8/01/34 – AGM Insured (6)	8/28 at 100.00	A1	3,653,676
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
3,960	0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB-	2,316,362
5,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	BBB-	2,799,600
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
910	6.850%, 1/15/42 (6)	1/31 at 100.00	A-	840,130
3,610	5.750%, 1/15/46	1/24 at 100.00	Baa3	4,054,391
6,610	6.000%, 1/15/49	1/24 at 100.00	Baa3	7,574,135
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/19 at 100.00	A	2,471,827
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
8,295	5.000%, 6/01/47	6/22 at 100.00	N/R	7,859,512
12,240	5.250%, 6/01/47	6/22 at 100.00	N/R	12,078,432
10,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	9,948,750
	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006:
5,600	0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	4,984,000
5,795	0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	5,016,963
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured	9/21 at 100.00	AA	1,261,932
7,575	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 6.250%, 8/01/43 (6)	8/35 at 100.00	AA	6,440,644
3,310	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	4,560,882
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A:
605	0.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	Aa3 (4)	513,530
5,300	0.000%, 8/01/26 – AGC Insured	No Opt. Call	Aa3	4,442,407
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	Aa3	1,730,779
1,925	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	2,079,577
4,000	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38	8/25 at 100.00	N/R	4,082,280

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (4)	$5,376,250
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	BB+	3,112,773
7,875	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured (6)	8/29 at 100.00	AA	10,011,487
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	A	6,278,134
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.250%, 10/01/28 – AGM Insured	10/25 at 100.00	A2	4,655,926
670	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48	6/23 at 100.00	BBB-	729,422
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
490	5.000%, 9/01/40	9/25 at 100.00	N/R	523,913
915	5.000%, 9/01/46	9/25 at 100.00	N/R	975,582
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 16.537%, 8/01/39 (Pre-refunded 8/01/19), 144A (IF)	8/19 at 100.00	N/R (4)	1,973,564
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A+	4,422,000
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)	No Opt. Call	AA+ (4)	64,663,111
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
2,680	5.000%, 1/15/44	1/25 at 100.00	BBB	2,883,600
8,275	5.000%, 1/15/50	1/25 at 100.00	BBB	8,881,061
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	6,511,063
3,250	San Mateo County Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AAA	2,352,870
4,325	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 – AGM Insured	No Opt. Call	AA	2,395,661
5,690	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/42	No Opt. Call	A1	1,876,278
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
5,625	6.250%, 7/01/24	No Opt. Call	Baa2	6,421,500
5,625	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (4)	6,492,094
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series 2006, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	A+	3,192,175
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series 2002B, 0.000%, 4/01/28 – FGIC Insured	4/19 at 58.32	BBB-	2,600,043

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 610	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	$616,002
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
1,015	4.750%, 6/01/23	3/19 at 100.00	BB+	1,020,177
1,600	5.500%, 6/01/45	4/19 at 100.00	B-	1,607,120
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
790	4.750%, 6/01/25	4/19 at 100.00	BBB+	790,008
5,865	5.125%, 6/01/46	4/19 at 100.00	B2	5,865,059
511,025	Total California			496,175,033
	Colorado – 10.2% (6.3% of Total Investments)
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
890	5.500%, 12/01/36	12/21 at 103.00	N/R	892,563
1,175	5.750%, 12/01/46	12/21 at 103.00	N/R	1,181,239
1,100	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.000%, 12/01/36	12/21 at 103.00	N/R	1,117,138
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	708,834
3,410	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,425,652
1,690	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	1,648,527
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
1,140	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,155,048
5,465	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	5,477,132
195	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	203,991
1,200	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,206,804
930	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46	8/26 at 100.00	A+	823,841
1,165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38	12/24 at 100.00	A+	1,253,761
3,675	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard School Project, Refunding & Improvement Series 2016, 3.750%, 6/15/47	6/26 at 100.00	A+	3,419,514

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 3.250%, 6/01/46	6/26 at 100.00	A+	$1,468,653
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,460	5.000%, 6/01/42	6/27 at 100.00	BBB	2,636,185
23,470	5.000%, 6/01/47	6/27 at 100.00	BBB	25,099,522
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A:
1,500	5.000%, 9/01/36	4/19 at 100.00	BBB+	1,510,875
3,680	4.500%, 9/01/38	4/19 at 100.00	BBB+	3,684,637
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	3,089,910
11,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	12,211,200
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012B:
1,640	5.000%, 12/01/22	No Opt. Call	A-	1,799,310
2,895	5.000%, 12/01/23	12/22 at 100.00	A-	3,188,495
4,200	5.000%, 12/01/24	12/22 at 100.00	A-	4,616,052
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013:
765	5.500%, 6/01/33	6/23 at 100.00	BBB	834,539
1,575	5.625%, 6/01/43	6/23 at 100.00	BBB	1,710,135
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,410	5.000%, 6/01/32	6/25 at 100.00	BBB	1,527,340
2,000	5.000%, 6/01/33	6/25 at 100.00	BBB	2,159,380
5,855	5.000%, 6/01/40	6/25 at 100.00	BBB	6,216,019
6,820	5.000%, 6/01/45	6/25 at 100.00	BBB	7,201,306
2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	2,166,888
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA-	12,117,351
4,105	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	4,286,277
500	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	521,295
500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	522,020
1,480	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 5.250%, 12/01/47	12/22 at 103.00	N/R	1,511,361

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,275	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47	12/22 at 103.00	N/R	$1,298,307
500	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	499,315
10,640	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	11,715,172
505	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	506,818
1,005	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,003,663
2,310	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,323,075
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A, 0.000%, 9/01/41	No Opt. Call	BBB+	4,618,692
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
35,995	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB+	32,200,407
6,525	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB+	5,277,877
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
17,030	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB+	14,295,323
9,915	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	6,067,980
43,090	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	25,144,739
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
20,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB+	15,545,600
1,150	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	856,601
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	3,894,660
500	Erie Highlands Metropolitan District No 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	503,510
500	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	478,200
590	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	599,782
825	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	785,681
1,355	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	1,336,857
750	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	754,230
700	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47	12/22 at 103.00	N/R	679,259
3,740	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	3,607,641

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
$ 2,325	5.250%, 12/01/36	12/21 at 103.00	N/R	$2,246,508
8,955	5.375%, 12/01/46	12/21 at 103.00	N/R	8,567,517
	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015:
1,005	5.750%, 12/15/46	12/23 at 100.00	N/R	1,000,769
5,355	6.000%, 12/15/50	12/23 at 100.00	N/R	5,331,920
980	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	984,351
500	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	506,415
860	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35	12/25 at 100.00	N/R	874,353
5,155	North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds, Series 2016B, 3.500%, 12/01/45	12/25 at 100.00	Baa1	4,912,818
	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A:
1,000	5.625%, 12/01/37	12/22 at 103.00	N/R	994,740
1,000	5.750%, 12/01/47	12/22 at 103.00	N/R	992,940
585	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	552,392
	Park 70 Metropolitan District, City of Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Series 2016:
660	5.000%, 12/01/36	12/26 at 100.00	Baa3	703,474
1,060	5.000%, 12/01/46	12/26 at 100.00	Baa3	1,113,827
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	712,952
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA (4)	949,661
5,435	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured	12/20 at 100.00	AA	5,625,388
2,760	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,788,428
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
1,310	5.375%, 12/01/37	12/23 at 103.00	N/R	1,309,122
2,765	5.500%, 12/01/47	12/23 at 103.00	N/R	2,766,493
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	AA-	1,230,988

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
$ 6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	$6,602,700
3,750	6.000%, 1/15/41	7/20 at 100.00	BBB+	3,815,250
1,280	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,298,342
930	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	920,282
1,000	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.000%, 12/01/37	12/22 at 103.00	N/R	996,310
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
500	5.500%, 12/01/35	12/20 at 103.00	N/R	511,205
1,000	5.750%, 12/01/45	12/20 at 103.00	N/R	1,020,130
500	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	514,605
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	AA-	9,258,540
363,715	Total Colorado			325,688,603
	Connecticut – 0.5% (0.3% of Total Investments)
590	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	598,148
740	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	BB	742,745
10,105	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 4.125%, 7/01/41	7/25 at 100.00	A-	10,349,036
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39 (Pre-refunded 7/01/20)	7/20 at 100.00	AA (4)	3,400,898
14,685	Total Connecticut			15,090,827
	Delaware – 0.2% (0.1% of Total Investments)
2,615	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	2,702,602
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A:
2,585	5.000%, 7/01/53	1/28 at 100.00	BBB-	2,719,601
1,000	5.000%, 7/01/58	1/28 at 100.00	BBB-	1,043,790
6,200	Total Delaware			6,465,993
	District of Columbia – 1.3% (0.8% of Total Investments)
3,780	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB+	3,789,752

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$ 6,205	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	$6,691,224
186,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/19 at 100.00	N/R	28,781,640
1,500	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 5.000%, 7/01/42	7/24 at 103.00	N/R	1,503,000
197,485	Total District of Columbia			40,765,616
	Florida – 5.5% (3.4% of Total Investments)
990	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36	5/26 at 100.00	N/R	986,456
19,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A (4)	20,643,120
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
1,290	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	1,268,315
1,045	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	1,021,456
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
1,065	5.375%, 7/01/37, 144A	7/27 at 100.00	BB	1,046,022
1,470	5.500%, 7/01/47, 144A	7/27 at 100.00	BB	1,426,767
4,325	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	4,455,745
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A:
6,050	5.125%, 6/15/37, 144A	6/27 at 100.00	N/R	5,663,223
1,890	5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	1,732,204
880	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/37, 144A	10/27 at 100.00	Ba2	879,938
4,670	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	5,202,847
1,025	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,149,681
1,480	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43	11/23 at 100.00	BBB-	1,600,561
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
245	5.250%, 11/01/37	11/28 at 100.00	N/R	248,714
320	5.600%, 11/01/46	11/28 at 100.00	N/R	328,502
270	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	277,817
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A:
3,445	6.000%, 4/01/42	4/23 at 100.00	Baa1	3,877,485
1,720	5.625%, 4/01/43	4/23 at 100.00	Baa1	1,900,101

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	A1	$4,288,600
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
280	5.250%, 5/01/35	5/26 at 100.00	N/R	283,676
315	5.300%, 5/01/36	5/26 at 100.00	N/R	319,130
475	5.500%, 5/01/45	5/26 at 100.00	N/R	478,620
655	5.500%, 5/01/46	5/26 at 100.00	N/R	659,605
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
255	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	260,758
665	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	678,852
415	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	402,405
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
2,375	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	2,282,969
3,735	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	3,535,290
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
1,485	6.250%, 6/15/36, 144A	6/26 at 100.00	N/R	1,566,274
2,075	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	1,966,395
3,770	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	3,974,221
1,335	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	1,253,538
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
3,090	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	3,176,767
3,450	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	3,504,958
550	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	575,075
4,430	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	4,433,898
1,435	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36	5/26 at 100.00	N/R	1,421,568
560	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured (ETM)	No Opt. Call	Aaa (4)	574,314
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds, Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/19 at 100.00	Baa2	1,652,945
1,830	5.000%, 5/01/27 – NPFG Insured	5/19 at 100.00	Baa2	1,837,448

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A2	$654,744
2,215	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B, 5.000%, 6/01/53, 144A	6/28 at 100.00	N/R	2,274,672
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/25	11/21 at 100.00	A2	1,075,370
625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37, 144A	5/27 at 100.00	N/R	634,231
4,125	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	Baa1	4,340,119
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
1,080	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	1,042,859
1,920	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	1,829,530
5,965	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/43	10/24 at 100.00	BBB+	6,481,032
2,130	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46	7/27 at 100.00	BBB	2,288,578
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A, 6.000%, 2/01/31 (Pre-refunded 2/01/21) – AGM Insured	2/21 at 100.00	A+ (4)	1,676,140
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A	5,506,200
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41 (Pre-refunded 10/01/20)	10/20 at 100.00	A2 (4)	2,651,650
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/30	10/20 at 100.00	A	2,617,900
2,400	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A2	2,612,832
6,305	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	A+	6,852,589
4,785	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.350%, 8/01/35	8/26 at 100.00	N/R	5,054,491
4,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012A, 5.000%, 10/01/42	4/22 at 100.00	A2	4,502,832
230	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	257,225
60	Pasco County, Florida, Water and Sewer Revenue Bonds, Refunding Series 2006, 5.000%, 10/01/36 – AGM Insured	4/19 at 100.00	Aa2	60,166
825	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	816,387
1,410	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992, 6.000%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Aa2 (4)	1,450,425

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016:
$ 230	4.750%, 11/01/28	11/27 at 100.00	N/R	$231,911
385	5.375%, 11/01/36	11/27 at 100.00	N/R	389,112
925	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37	5/27 at 100.00	N/R	943,741
1,200	St Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993, 5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,314,384
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA (4)	408,864
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	4,458,586
945	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System - St Joseph's Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)	No Opt. Call	Aaa (4)	947,599
10,095	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (4)	11,165,171
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded 10/15/21) – AGM Insured	10/21 at 100.00	A- (4)	2,169,920
5,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	5,564,500
166,755	Total Florida			175,110,020
	Georgia – 4.2% (2.6% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
5,915	5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA-	6,062,816
11,085	5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA (4)	11,391,168
22,085	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	21,541,709
12,765	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	12,449,194
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007, 4.000%, 8/01/26	8/20 at 100.00	AA	2,899,636
4,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2012, 5.000%, 4/01/28	4/23 at 100.00	A	4,390,840
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc Project, Series 2010, 6.000%, 9/01/30 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,330,138
2,000	Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	A2 (4)	2,221,860
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2010B:
960	5.125%, 2/15/40	2/20 at 100.00	AA-	985,872
3,090	5.125%, 2/15/40 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	3,195,060

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 15,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA-	$17,383,266
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
1,180	5.250%, 2/15/37	2/20 at 100.00	AA-	1,215,365
3,820	5.250%, 2/15/37 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	3,954,731
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
6,760	3.950%, 12/01/43	6/27 at 100.00	AAA	6,797,856
5,000	4.000%, 12/01/48	6/27 at 100.00	AAA	5,031,500
10,825	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa3	10,960,637
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured	7/19 at 100.00	A2	2,276,887
1,300	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.750%, 6/15/37, 144A	6/27 at 100.00	N/R	1,301,599
4,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc Project, Refunding Series 2017A, 5.000%, 11/01/37, 144A	11/27 at 100.00	Ba3	4,190,080
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	1,078,800
10,090	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa2	10,649,995
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA-	1,818,773
129,215	Total Georgia			133,127,782
	Guam – 0.0% (0.0% of Total Investments)
650	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	692,322
	Hawaii – 0.4% (0.2% of Total Investments)
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	1,412,745
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	5,518,950
170	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	176,268
5,075	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40	7/25 at 100.00	A1	5,178,479
11,745	Total Hawaii			12,286,442
	Idaho – 0.8% (0.5% of Total Investments)
	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014:
3,300	4.375%, 7/01/34, 144A	7/24 at 100.00	A	3,409,824
12,495	4.750%, 7/01/44, 144A	7/24 at 100.00	A	12,952,442

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$ 250	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	$265,017
8,730	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2012A, 5.000%, 3/01/47	3/22 at 100.00	A-	9,178,635
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	1,010,240
25,775	Total Idaho			26,816,158
	Illinois – 26.2% (16.3% of Total Investments)
675	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A, 5.000%, 1/01/25	7/23 at 100.00	A2	753,678
67,135	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	76,549,341
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/46	4/27 at 100.00	A	1,061,820
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
6,210	5.500%, 12/01/39	12/21 at 100.00	B2	6,313,272
1,865	5.000%, 12/01/41	12/21 at 100.00	B2	1,867,779
5,175	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B2	5,192,492
8,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	B+	9,941,820
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H:
5,835	5.000%, 12/01/36	12/27 at 100.00	B+	6,002,348
4,940	5.000%, 12/01/46	12/27 at 100.00	B+	4,971,171
6,055	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	B+	6,106,044
38,905	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	44,562,954
14,805	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B+	16,624,534
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B+	23,085,819
1,315	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 – NPFG Insured	No Opt. Call	B+	810,934
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%, 6/01/26 – AGM Insured	6/21 at 100.00	A2	2,378,643
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	A3	1,156,749
12,215	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	13,352,216

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 7,700	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured	1/20 at 100.00	A2	$7,917,679
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
1,500	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB-	924,030
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	BBB-	19,104,436
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB-	5,531,842
960	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2007A, 5.000%, 1/01/27 – AMBAC Insured	4/19 at 100.00	Ba1	962,688
2,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/33	1/24 at 100.00	Ba1	2,608,475
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	19,692,777
890	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	4/19 at 100.00	Ba1	891,638
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.250%, 1/01/35	1/21 at 100.00	Ba1	1,015,900
10,200	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	10,398,390
2,605	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	2,698,702
3,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C, 5.000%, 1/01/39	1/25 at 100.00	A	3,236,550
10,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	10,312,600
	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 100.00	AA-	1,062,750
2,000	0.000%, 2/01/34	2/21 at 100.00	AA-	788,400
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002RMKT:
2,500	4.450%, 11/01/36	11/25 at 102.00	A2	2,621,675
3,400	5.500%, 11/01/36	11/23 at 100.00	A	3,724,088
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000, 5.800%, 6/01/30 – NPFG Insured	6/19 at 100.00	Baa2	3,303,435
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
1,700	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	1,716,065
115	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	115,627
	Illinois Finance Authority, Illinois, Rosalind Franklin University Revenue Bonds, Research Building Project, Series 2017C:
1,000	5.000%, 8/01/42	8/27 at 100.00	BBB+	1,070,650
1,000	5.000%, 8/01/46	8/27 at 100.00	BBB+	1,066,940
1,000	5.000%, 8/01/47	8/27 at 100.00	BBB+	1,066,200
6,500	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	6,788,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 39,675	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/41	2/27 at 100.00	Aa2	$40,082,462
6,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	AA+	7,216,087
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
1,485	5.000%, 9/01/34	9/24 at 100.00	AA+	1,654,142
19,025	5.000%, 9/01/42	9/24 at 100.00	AA+	20,831,614
1,750	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa2	1,760,553
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A1	4,326,144
15,805	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A3	16,830,112
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 5.000%, 8/15/37	8/22 at 100.00	Aa2	1,769,740
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	25,791
2,475	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,553,334
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	1,573,564
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	610,702
6,140	5.000%, 8/15/44	8/25 at 100.00	Baa1	6,555,187
5,735	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,893,859
8,960	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	A2	9,744,986
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C:
1,150	5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (4)	1,234,456
4,500	5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (5)	2/21 at 100.00	AA- (4)	4,830,480
20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA-	22,345,400
19,975	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA+	21,175,897
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	BBB-	4,066,794
	Illinois State, General Obligation Bonds, February Series 2014:
3,200	5.250%, 2/01/32	2/24 at 100.00	BBB-	3,345,472
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB-	2,084,540
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB-	1,637,260
7,500	5.000%, 2/01/39	2/24 at 100.00	BBB-	7,629,075

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,000	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/35	6/26 at 100.00	BBB-	$4,614,650
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	BBB-	522,949
3,245	5.000%, 5/01/39	5/24 at 100.00	BBB-	3,306,136
	Illinois State, General Obligation Bonds, November Series 2016:
11,800	5.000%, 11/01/40	11/26 at 100.00	BBB-	12,134,648
13,200	5.000%, 11/01/41	11/26 at 100.00	BBB-	13,548,348
	Illinois State, General Obligation Bonds, November Series 2017D:
1,540	5.000%, 11/01/27	No Opt. Call	BBB-	1,672,686
31,060	5.000%, 11/01/28	11/27 at 100.00	BBB-	33,592,322
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB-	5,342,650
2,625	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB-	2,668,785
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,425	5.000%, 8/01/23	No Opt. Call	BBB-	3,651,495
1,190	5.000%, 8/01/25	8/22 at 100.00	BBB-	1,245,002
	Illinois State, General Obligation Bonds, Series 2013:
2,000	5.250%, 7/01/31	7/23 at 100.00	BBB-	2,086,080
2,990	5.500%, 7/01/38	7/23 at 100.00	BBB-	3,122,816
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/35	1/23 at 100.00	AA-	5,458,650
18,920	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	AA-	21,239,592
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 14.496%, 1/01/38, 144A (IF)	1/23 at 100.00	AA-	1,874,699
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 5.250%, 1/01/37 – AGM Insured	1/21 at 100.00	A2	7,806,556
17,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB-	17,774,750
540	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB-	559,958
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
2,890	0.000%, 12/15/52	No Opt. Call	BBB-	544,534
5,185	5.000%, 6/15/53	12/25 at 100.00	BBB-	5,373,527
5,700	5.500%, 6/15/53	12/25 at 100.00	BBB-	6,074,604
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A:
3,650	5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB- (4)	3,833,595
11,365	5.500%, 6/15/50	6/20 at 100.00	BBB	11,472,627

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
$ 25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	BBB-	$7,966,750
43,200	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BBB-	13,125,456
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BBB-	2,896,400
41,205	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	Ba1	41,326,143
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured	No Opt. Call	BBB	6,044,325
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
18,085	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB-	14,738,552
20,045	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BBB-	9,879,178
1,846	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	1,999,569
2,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A2	3,376,542
3,900	Rosemont Village, Illinois, General Obligation Bonds, Corporate Purpose Series 2011A, 5.600%, 12/01/35 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	4,175,730
7,025	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	8,840,119
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured	No Opt. Call	Baa2	3,269,880
12,125	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	13,299,912
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	721,890
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,321,061
6,415	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	Aa3	5,530,692
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	A2	1,007,292
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	A2	1,118,690
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	A2	1,248,393
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	A2	1,147,154
2,085	7.250%, 12/01/29 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	2,288,037
2,295	7.250%, 12/01/30 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	2,518,487
883,986	Total Illinois			837,491,638

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 3.1% (1.9% of Total Investments)
	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
$ 500	6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	$524,975
675	6.750%, 1/15/43, 144A	1/24 at 104.00	N/R	707,468
1,605	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	1,632,028
2,640	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured	No Opt. Call	Baa2	2,369,162
12,040	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	A3	13,161,767
365	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	374,497
125	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	127,686
10,290	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	11,044,051
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	AA- (4)	5,281,250
13,880	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A2	14,814,679
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A	19,856,491
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, Revenue Bonds, PILOT Infrastructure Project, Series 2010F, 5.000%, 1/01/35 (Pre-refunded 1/01/20) – AGM Insured	1/20 at 100.00	AA (4)	5,149,400
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
10,000	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	A	8,405,400
20,000	0.000%, 2/01/28 – AMBAC Insured	No Opt. Call	A	15,603,400
100,090	Total Indiana			99,052,254
	Iowa – 3.4% (2.1% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	A1	10,714,600
10,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	11,342,731
18,290	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B-	19,296,682
21,280	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/22)	12/22 at 105.00	B+	22,660,646
5,700	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018, 5.250%, 8/01/55	8/23 at 102.00	N/R	5,718,639

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
$ 8,285	5.375%, 6/01/38	4/19 at 100.00	B2	$8,230,236
2,200	5.500%, 6/01/42	4/19 at 100.00	B2	2,185,524
21,420	5.625%, 6/01/46	4/19 at 100.00	B	21,197,018
8,400	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	4/19 at 100.00	B2	8,401,428
106,265	Total Iowa			109,747,504
	Kansas – 0.7% (0.4% of Total Investments)
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,240	5.000%, 1/01/40	1/20 at 100.00	AA-	1,270,120
8,140	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (4)	8,379,479
1,000	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	1,018,250
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015:
4,845	5.000%, 9/01/27	9/25 at 100.00	N/R	5,145,390
2,380	5.750%, 9/01/32	9/25 at 100.00	N/R	2,532,653
2,495	6.000%, 9/01/35	9/25 at 100.00	N/R	2,638,961
20,100	Total Kansas			20,984,853
	Kentucky – 2.3% (1.4% of Total Investments)
4,565	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.500%, 2/01/44	2/26 at 100.00	BB+	4,872,864
6,065	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	5,831,133
10,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	BB+	10,650,600
5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	5,530,296
6,015	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010B, 6.375%, 3/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	6,377,584
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
4,345	5.000%, 7/01/37	7/25 at 100.00	Baa2	4,671,049
7,370	5.000%, 7/01/40	7/25 at 100.00	Baa2	7,750,808
10,245	5.000%, 1/01/45	7/25 at 100.00	Baa2	10,625,909
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,360	6.750%, 7/01/43 (6)	7/31 at 100.00	Baa3	4,226,410
8,510	6.875%, 7/01/46 (6)	7/31 at 100.00	Baa3	8,264,657

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
$ 2,390	5.750%, 7/01/49	7/23 at 100.00	Baa3	$2,589,541
480	6.000%, 7/01/53	7/23 at 100.00	Baa3	522,878
715	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009, 5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA	717,116
70,300	Total Kentucky			72,630,845
	Louisiana – 1.5% (0.9% of Total Investments)
2,980	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	3,155,582
4,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2 (4)	4,669,559
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc Housing & Parking Project, Series 2010, 5.500%, 10/01/41 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA (4)	5,309,250
4,730	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	4,534,887
	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A:
135	5.750%, 7/01/25 (ETM) (UB)	No Opt. Call	A2 (4)	165,669
9,865	5.750%, 7/01/25 (UB)	No Opt. Call	A2	11,224,397
11,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/46 (6)	10/33 at 100.00	BBB	9,558,120
455	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 4.000%, 5/15/42	5/27 at 100.00	A3	455,296
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
1,000	4.250%, 5/15/40	5/25 at 100.00	A3	1,025,450
6,970	5.000%, 5/15/47	5/25 at 100.00	A3	7,441,032
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A-	1,037,090
47,465	Total Louisiana			48,576,332
	Maine – 1.1% (0.7% of Total Investments)
7,530	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	7,849,874
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
5,450	4.000%, 7/01/41	7/26 at 100.00	Ba1	5,292,550
10,215	4.000%, 7/01/46	7/26 at 100.00	Ba1	9,724,067
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	BB	1,117,610

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine (continued)
$ 10,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A+	$ 10,845,800
34,245	Total Maine			34,829,901
	Maryland – 1.4% (0.9% of Total Investments)
1,000	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	999,290
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.000%, 1/01/26	1/22 at 100.00	Baa3	2,757,225
13,315	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	14,752,354
10,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	A+	10,902,000
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45	7/24 at 100.00	A3	2,705,000
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	A-	3,227,220
	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016:
2,000	4.750%, 7/01/36, 144A	1/26 at 100.00	N/R	1,949,040
2,300	5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	2,256,139
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
1,335	4.250%, 11/01/37	11/24 at 103.00	BB	1,286,406
1,250	4.500%, 11/01/43	11/24 at 103.00	BB	1,233,388
1,950	5.000%, 11/01/47	11/24 at 103.00	BB	2,008,324
41,150	Total Maryland			44,076,386
	Massachusetts – 2.8% (1.8% of Total Investments)
9,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA	9,767,330
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A2	3,205,781
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
2,245	5.250%, 7/01/34	7/24 at 100.00	BB	2,432,390
6,195	5.500%, 7/01/44	7/24 at 100.00	BB	6,673,873
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
8,200	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	7,465,116
2,810	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	2,905,596
10,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53	7/28 at 100.00	Baa1	10,793,600

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
$ 4,020	4.500%, 1/01/45	1/25 at 100.00	Baa2	$4,076,079
2,950	5.000%, 1/01/45	1/25 at 100.00	Baa2	3,114,876
4,035	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 4.000%, 10/01/46	10/26 at 100.00	Baa2	3,735,442
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	7,956,540
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2016-XL0017, 11.467%, 12/15/34 (Pre-refunded 12/15/19), 144A (IF) (5)	12/19 at 100.00	AAA (4)	5,791,578
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C, 5.375%, 7/01/35 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	1,049,480
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB) (5)	No Opt. Call	AAA	9,902,410
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A:
770	5.750%, 7/01/39	7/19 at 100.00	Baa2	779,856
1,530	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,555,903
2,800	Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D, 3.875%, 12/01/39	6/24 at 100.00	AA-	2,811,256
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AAA	5,010,163
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29	4/19 at 100.00	AAA	426,441
1,245	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	A3 (4)	1,317,857
84,145	Total Massachusetts			90,771,567
	Michigan – 3.0% (1.9% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	AA	6,588,439
3,665	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	3,911,288
2,985	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A2	3,218,069
	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Remarketed Series 2006:
895	5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	925,448
1,105	5.250%, 5/15/36 (Pre-refunded 5/15/20) – AGM Insured	5/20 at 100.00	A2 (4)	1,153,012
	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015:
4,495	4.000%, 11/15/35	5/25 at 100.00	A+	4,641,042
2,550	4.000%, 11/15/36	5/25 at 100.00	A+	2,625,582
10,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45 (UB) (5)	6/26 at 100.00	AA-	10,968,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
$ 10	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	$10,889
3,240	5.000%, 12/01/39	12/21 at 100.00	AA-	3,449,466
4,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB	4,191,520
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A:
2,750	5.375%, 10/15/36	10/21 at 100.00	AA-	2,984,135
8,260	5.375%, 10/15/41	10/21 at 100.00	AA-	8,938,311
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
5,500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	5,666,100
10,585	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	10,914,829
13,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	14,738,672
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	4/19 at 100.00	B2	3,050,610
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D:
3,550	5.000%, 12/01/40	12/25 at 100.00	A	3,975,787
3,600	5.000%, 12/01/45	12/25 at 100.00	A	3,998,988
89,585	Total Michigan			95,950,287
	Minnesota – 1.7% (1.1% of Total Investments)
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
155	4.000%, 8/01/36	8/26 at 100.00	BB+	147,854
440	4.000%, 8/01/41	8/26 at 100.00	BB+	402,666
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34	3/25 at 100.00	BB+	2,008,220
1,720	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,796,076
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
9,830	4.250%, 2/15/43	2/28 at 100.00	A-	9,910,704
26,705	4.250%, 2/15/48	2/28 at 100.00	A-	26,864,162
1,410	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	1,350,174
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured	8/20 at 100.00	A2	1,034,000

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
$ 405	5.000%, 4/01/36	4/26 at 100.00	CC	$223,195
605	5.000%, 4/01/46	4/26 at 100.00	CC	331,558
2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35	7/25 at 100.00	A2	2,588,575
235	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B, 4.250%, 4/01/25	4/23 at 100.00	N/R	236,685
2,785	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	3,306,408
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
900	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	954,963
3,190	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	3,787,232
53,880	Total Minnesota			54,942,472
	Mississippi – 0.2% (0.1% of Total Investments)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	A2	6,112,503
	Missouri – 1.8% (1.1% of Total Investments)
2,960	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%, 5/15/31	5/23 at 100.00	A-	2,980,335
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
400	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	401,884
1,520	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	1,482,410
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A1	11,385,900
4,345	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/50	5/27 at 100.00	BB	4,537,353
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,575	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	1,516,788
1,055	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	1,019,204
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	2,612,348
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B:
1,410	5.000%, 5/01/40	11/23 at 100.00	BBB	1,469,643
2,000	5.000%, 5/01/45	11/23 at 100.00	BBB	2,074,980
7,040	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	7,507,174

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43	2/22 at 100.00	A1	$2,398,253
1,010	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,010,556
405	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	432,953
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A:
1,550	5.000%, 12/01/35	12/25 at 100.00	N/R	1,597,771
455	5.125%, 12/01/45	12/25 at 100.00	N/R	469,096
4,125	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Series 2005, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A-	5,239,823
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured	No Opt. Call	N/R	9,589,605
64,910	Total Missouri			57,726,076
	Montana – 0.1% (0.1% of Total Investments)
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,175	5.250%, 5/15/37	5/25 at 102.00	N/R	1,211,496
375	5.250%, 5/15/47	5/25 at 102.00	N/R	384,075
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Series 2011A, 5.750%, 1/01/31 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2 (4)	3,224,190
4,550	Total Montana			4,819,761
	Nebraska – 1.3% (0.8% of Total Investments)
10,665	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/42	No Opt. Call	BBB+	12,318,501
4,435	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB+	4,763,057
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A-	618,176
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
2,090	4.125%, 11/01/36	11/25 at 100.00	A-	2,137,464
2,325	5.000%, 11/01/48	11/25 at 100.00	A-	2,476,613
4,010	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42	11/21 at 100.00	A-	4,223,733
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.375%, 4/01/39 (Pre-refunded 4/01/19) – BHAC Insured	4/19 at 100.00	A (4)	5,030,250
4,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	4,011,560

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 6,800	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37	2/27 at 100.00	BBB+	$ 7,237,716
39,905	Total Nebraska			42,817,070
	Nevada – 2.7% (1.7% of Total Investments)
5,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 – AGM Insured	7/19 at 100.00	Aa3	5,420,085
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A:
24,020	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	Aa3	24,646,201
14,515	5.250%, 7/01/42	1/20 at 100.00	A+	14,876,278
410	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	414,006
33,805	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49	7/28 at 100.00	A+	34,041,635
1,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	6/21 at 100.00	N/R	905,470
500	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/37, 144A	7/25 at 100.00	BB+	506,030
1,140	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006, 5.000%, 10/01/25 – NPFG Insured	4/19 at 100.00	BB	1,141,699
4,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018A, 4.000%, 6/01/43	12/28 at 100.00	A3	4,055,080
5,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	No Opt. Call	N/R	572,950
89,740	Total Nevada			86,579,434
	New Hampshire – 0.3% (0.2% of Total Investments)
5,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018B, 4.625%, 11/01/42, 144A	7/23 at 100.00	B	4,821,550
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	BBB (4)	5,144,100
500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Kendal at Hanover, Series 2016, 5.000%, 10/01/40	10/26 at 100.00	BBB+	524,600
10,500	Total New Hampshire			10,490,250
	New Jersey – 6.2% (3.9% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB:
34,310	5.500%, 6/15/29	12/26 at 100.00	BBB+	39,345,679
2,110	5.500%, 6/15/30	12/26 at 100.00	BBB+	2,402,488

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1:
$ 6,835	5.500%, 9/01/24 – AMBAC Insured	No Opt. Call	BBB+	$7,872,690
5,000	5.500%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	6,042,750
11,975	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	BBB+	12,704,517
2,335	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2012K-K, 5.000%, 3/01/23	9/22 at 100.00	BBB+	2,530,066
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	640,494
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	4/19 at 100.00	BB+	1,503,855
2,325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A-	2,518,045
2,015	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26	No Opt. Call	BBB+	1,524,368
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	BBB+	2,269,862
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/33 – AGM Insured	No Opt. Call	A-	11,264,000
10,140	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/42	6/21 at 100.00	BBB+	10,458,497
20,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/44	6/24 at 100.00	BBB+	20,860,438
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
13,680	4.750%, 6/15/38	6/25 at 100.00	BBB+	14,157,569
5,245	5.250%, 6/15/41	6/25 at 100.00	BBB+	5,555,504
8,230	5.000%, 6/15/45	6/25 at 100.00	BBB+	8,538,049
25	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 4.250%, 12/15/38	12/28 at 100.00	BBB+	24,932
33,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	39,881,832
200	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 13.614%, 1/01/43, 144A (IF) (5)	7/22 at 100.00	A2	280,160
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,256,479
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.250%, 6/01/46	6/28 at 100.00	BBB+	3,176,640
3,410	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	3,405,737
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	1,572,738
190,790	Total New Jersey			199,787,389

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 5.1% (3.2% of Total Investments)
$ 12,060	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	$12,804,464
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	Baa2	2,531,587
9,700	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2017A, 5.000%, 10/01/47 (UB) (5)	No Opt. Call	AAA	12,719,125
4,070	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	4,501,257
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/35	7/20 at 100.00	AA	7,526,427
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
2,700	5.000%, 12/01/40, 144A	6/25 at 100.00	BBB-	2,899,341
5,600	5.000%, 12/01/45, 144A	6/25 at 100.00	BBB-	5,977,608
2,695	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	2,605,176
2,965	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	3,014,842
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
105	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	112,604
2,295	5.250%, 2/15/47	2/21 at 100.00	AA-	2,432,769
325	5.750%, 2/15/47	2/21 at 100.00	AA-	349,199
525	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	568,244
6,075	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	A- (4)	6,525,097
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A-	10,789,200
4,315	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	AA	4,616,705
1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31	7/24 at 100.00	Baa1	1,091,830
1,690	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	4/19 at 100.00	B-	1,629,566
4,050	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	A3	4,070,088
11,570	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB) (5)	6/25 at 100.00	AA+	12,872,782
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/19 at 100.00	AA	5,014
28,615	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	29,673,183

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 6,500	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 211, 3.750%, 10/01/43	4/27 at 100.00	Aa1	$6,417,255
5,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	6,274,335
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	9,051,714
3,155	6.000%, 12/01/36	12/20 at 100.00	BBB	3,346,004
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
5,000	5.000%, 6/01/45	6/27 at 100.00	B+	4,767,550
5,360	5.000%, 6/01/48	6/27 at 100.00	N/R	5,082,405
154,055	Total New York			164,255,371
	North Carolina – 0.8% (0.5% of Total Investments)
1,255	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	1,268,780
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	10,855,900
4,715	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36	6/22 at 100.00	A+	5,071,501
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/38	10/22 at 100.00	A2	2,326,536
2,150	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Aldersgate United Retirement Community Inc, Refunding Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	N/R	2,209,319
1,690	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/54	7/26 at 100.00	BBB-	1,804,075
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009, 6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	A2 (4)	547,668
22,500	Total North Carolina			24,083,779
	North Dakota – 2.2% (1.4% of Total Investments)
9,950	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/48	2/28 at 100.00	A-	9,867,813
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	Baa1	7,440,720
3,000	5.000%, 12/01/32	12/21 at 100.00	Baa1	3,166,230
2,245	5.000%, 12/01/35	12/21 at 100.00	Baa1	2,357,564
4,525	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A-	4,942,838
1,000	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	1,021,360

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
$ 10,000	5.000%, 6/01/38	6/28 at 100.00	BBB-	$10,747,200
28,000	5.000%, 6/01/53	6/28 at 100.00	BBB-	29,447,040
	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds, Series 2012A:
490	4.000%, 3/01/19	No Opt. Call	B	490,059
1,085	5.000%, 3/01/21	No Opt. Call	B	1,107,232
2,535	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (7)	9/23 at 100.00	N/R	1,014,000
69,830	Total North Dakota			71,602,056
	Ohio – 10.9% (6.8% of Total Investments)
4,185	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	4,464,725
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
2,740	4.000%, 5/01/33	5/22 at 100.00	A2	2,784,059
1,930	5.000%, 5/01/33	5/22 at 100.00	A2	2,078,031
3,405	5.000%, 5/01/42	5/22 at 100.00	A2	3,612,637
100,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.000%, 6/01/52	4/19 at 8.71	N/R	2,557,000
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
37,010	5.125%, 6/01/24	3/19 at 100.00	Caa3	34,656,534
15,800	5.375%, 6/01/24	3/19 at 100.00	Caa3	14,934,318
20,820	5.875%, 6/01/30	3/19 at 100.00	Caa3	19,467,949
26,915	5.750%, 6/01/34	3/19 at 100.00	Caa3	25,202,129
2,715	6.000%, 6/01/42	3/19 at 100.00	B-	2,608,491
22,400	5.875%, 6/01/47	3/19 at 100.00	B-	20,857,536
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	9,838,400
1,000	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1, 6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	1,026,370
	Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks Lutheran Services, Refunding & Improvement Series 2017:
2,750	5.250%, 11/01/37	11/27 at 100.00	N/R	2,873,227
3,200	5.250%, 11/01/47	11/27 at 100.00	N/R	3,301,568
	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014:
3,345	5.000%, 12/01/51	6/23 at 100.00	A1	3,638,390
4,965	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	5,616,507

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 5,000	County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2018A, 5.250%, 11/15/48	11/28 at 100.00	Baa1	$5,417,200
37,150	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014, 4.375%, 12/01/44 (UB) (5)	6/24 at 100.00	A1	37,650,039
7,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	8,432,941
7,770	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 3.250%, 12/01/42	12/27 at 100.00	AA-	6,666,038
6,425	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Series 2013A, 5.000%, 1/01/38 (UB) (5)	1/23 at 100.00	Aa3	7,026,958
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
390	14.581%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	535,033
625	14.680%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	859,213
1,250	14.680%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	1,718,425
1,725	14.680%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	2,371,427
2,000	14.680%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	2,749,480
1,750	15.183%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	2,405,428
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (4)	3,215,419
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,286,047
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,354,620
12,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/48	2/23 at 100.00	Ba2	12,209,880
8,500	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	6,757,500
1,050	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 0.000%, 3/01/23 (7)	No Opt. Call	N/R	834,750
2,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	1,605,900
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	795,000
20,765	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	20,453,525
4,975	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	5,338,324
1,240	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 5.800%, 2/15/36 (6)	2/31 at 100.00	A+	1,247,279

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 1,130	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory Put 6/03/19) (7)	No Opt. Call	N/R	$898,350
20,405	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	20,098,925
20,480	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	20,172,800
1,610	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory Put 6/03/19) (7)	No Opt. Call	N/R	1,279,950
870	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 6.000%, 12/01/42	12/22 at 100.00	BB-	915,640
1,095	Southeastern Ohio Port Authority, Hospitall Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.750%, 12/01/32	12/22 at 100.00	BB-	1,171,497
1,615	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	1,644,894
1,330	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,333,272
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds, Series 2010B, 5.000%, 1/01/29 – AGM Insured	1/20 at 100.00	A1	2,053,340
450,485	Total Ohio			350,016,965
	Oklahoma – 0.7% (0.4% of Total Investments)
1,350	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	1,527,215
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	A1 (4)	3,664,395
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2011:
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,606,365
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,083,130
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
5,290	5.500%, 8/15/52	8/28 at 100.00	BB+	5,895,864
5,530	5.500%, 8/15/57	8/28 at 100.00	BB+	6,140,235
2,340	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/45	11/25 at 102.00	BBB-	2,521,701
20,510	Total Oklahoma			22,438,905

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 0.3% (0.2% of Total Investments)
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
$ 1,000	5.400%, 10/01/44	10/24 at 100.00	N/R	$1,054,670
800	5.500%, 10/01/49	10/24 at 100.00	N/R	845,656
	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A:
555	5.250%, 4/01/31	4/21 at 100.00	Aa2	594,488
3,445	5.250%, 4/01/31 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	3,703,031
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/33 (Pre-refunded 5/15/19)	5/19 at 100.00	Aa1 (4)	3,028,860
8,800	Total Oregon			9,226,705
	Pennsylvania – 8.2% (5.1% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
170	6.750%, 11/01/24	11/19 at 100.00	B	172,943
195	6.875%, 5/01/30	11/19 at 100.00	B	196,689
15,870	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44	4/28 at 100.00	A	15,720,028
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	A+	2,034,860
3,335	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2010, 5.000%, 6/01/40 – AGM Insured	12/20 at 100.00	A1	3,496,747
2,540	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	2,689,250
1,245	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	989,775
7,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (7)	No Opt. Call	N/R	7,633,750
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
13,235	4.375%, 1/01/35 (Mandatory Put 7/01/22) (7)	No Opt. Call	N/R	13,036,475
3,145	3.500%, 4/01/41 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	2,500,275
1,240	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	985,800
10,000	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50	11/27 at 100.00	A3	10,823,000
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016:
2,410	5.125%, 3/15/36	3/27 at 100.00	BBB-	2,546,551
6,420	5.125%, 3/15/46	3/27 at 100.00	BBB-	6,698,821

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A:
$ 1,580	5.000%, 5/15/40	5/20 at 100.00	AA	$1,628,206
4,435	5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	4,616,613
10,850	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured (UB) (5)	6/28 at 100.00	A1	11,052,787
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/29	1/25 at 100.00	BBB+	1,089,430
7,665	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A+	8,166,368
8,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 (Pre-refunded 1/01/20) – AGM Insured	1/20 at 100.00	AA (4)	9,015,475
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	3,289,920
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB-	1,282,313
1,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	1,658,460
	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010:
7,970	5.250%, 8/01/33 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	8,378,941
5,295	5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	5,576,376
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
10,450	5.250%, 1/15/45	1/25 at 100.00	BB+	11,215,044
1,200	5.250%, 1/15/46	1/25 at 100.00	BB+	1,287,852
11,810	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B3	11,909,913
13,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series 2018A, 5.250%, 12/01/44	12/28 at 100.00	Aa3	15,668,505
3,705	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	4,035,264
6,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2018A-2, 5.000%, 12/01/43	12/28 at 100.00	A1	6,717,300
11,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	13,497,000
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A3	16,184,700
10,305	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	10,931,029
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	A2	5,190,400
17,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	A2	18,505,273

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGM Insured	8/20 at 100.00	A2	$7,324,289
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	A1	5,387,045
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (4)	1,234,350
1,000	5.500%, 12/01/35 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (4)	1,104,060
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	BB+	5,854,616
248,820	Total Pennsylvania			261,326,493
	Puerto Rico – 1.3% (0.8% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
1,000	6.000%, 7/01/38	4/19 at 100.00	C	955,000
8,235	6.000%, 7/01/44	4/19 at 100.00	C	7,864,425
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
4,455	5.250%, 7/01/42	7/22 at 100.00	C	4,120,875
5,000	6.000%, 7/01/47	7/22 at 100.00	C	4,750,000
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/29 – NPFG Insured	4/19 at 100.00	Baa2	590,466
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	D	10,084,000
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	D	11,755,013
155,530	Total Puerto Rico			40,119,779
	Rhode Island – 1.0% (0.6% of Total Investments)
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	BB- (4)	1,181,710
292,435	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	4/19 at 100.00	CCC+	31,504,023
293,435	Total Rhode Island			32,685,733
	South Carolina – 2.9% (1.8% of Total Investments)
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A-	5,104,768
3,155	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 (Pre-refunded 4/01/21) – AGC Insured	4/21 at 100.00	A2 (4)	3,391,309
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Refunding Series 2017B:
1,000	5.000%, 5/01/37	5/23 at 104.00	N/R	1,005,960
750	5.000%, 5/01/42	5/23 at 104.00	N/R	745,860

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (4)	$1,395,125
4,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	4,348,160
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
11,170	5.000%, 12/01/50	6/25 at 100.00	A-	11,718,112
34,000	5.000%, 12/01/50 (UB) (5)	6/25 at 100.00	A-	35,668,380
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46	12/24 at 100.00	A-	5,270,550
1,310	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A-	1,378,710
10,285	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A-	11,038,068
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Refunding Revenue Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A3	10,934,597
89,770	Total South Carolina			91,999,599
	South Dakota – 0.8% (0.5% of Total Investments)
15,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46	7/27 at 100.00	A1	16,397,550
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2012A:
250	5.000%, 7/01/27	7/21 at 100.00	A1	266,388
4,350	5.000%, 7/01/42	7/21 at 100.00	A1	4,588,945
3,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	4,197,862
23,365	Total South Dakota			25,450,745
	Tennessee – 1.1% (0.7% of Total Investments)
12,895	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	13,668,700
1,850	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	Baa2	1,979,482
2,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019, 4.000%, 11/15/48 (WI/DD, Settling 2/14/19)	2/29 at 100.00	A	1,982,700
2,645	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.500%, 7/01/37	7/27 at 100.00	N/R	2,794,231
3,560	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A (7)	6/27 at 100.00	N/R	2,779,007

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 10,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A	6/27 at 100.00	N/R	$ 10,633,800
32,950	Total Tennessee			33,837,920
	Texas – 12.1% (7.5% of Total Investments)
735	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.375%, 8/15/36	8/21 at 100.00	BB+	715,236
3,685	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	3,735,411
3,160	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	3,203,924
5,480	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	Aa3	6,136,997
6,685	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	A-	6,809,608
2,500	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/45	12/25 at 100.00	BB	2,541,725
2,410	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	2,373,537
4,300	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	4,244,186
400	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	410,552
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,500	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	1,609,170
1,700	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	1,839,587
13,685	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa1	14,829,340
10,375	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016, 3.375%, 1/01/41	1/26 at 100.00	Baa1	9,252,632
1,035	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	1,058,246
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB-	732,113
685	4.400%, 12/01/47	12/22 at 100.00	BBB-	652,695
4,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45	6/25 at 100.00	BBB-	4,187,200
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
715	5.750%, 9/01/28	9/23 at 103.00	N/R	686,507
770	6.500%, 9/01/46	9/23 at 103.00	N/R	714,552

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 11,735	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2012C, 5.000%, 11/01/45	11/21 at 100.00	A+	$12,436,753
2,520	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.375%, 9/01/42	9/23 at 100.00	N/R	2,819,225
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	424,548
1,255	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	1,280,338
8,920	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	9,087,696
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
20,000	5.250%, 10/01/51	10/23 at 100.00	AA	21,823,800
10,000	5.000%, 4/01/53 (UB) (5)	10/23 at 100.00	AA	10,750,400
5,470	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 14.617%, 11/01/44, 144A (IF) (5)	10/23 at 100.00	AA	7,112,422
4,255	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45	6/25 at 100.00	AA	4,664,714
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 11.458%, 11/01/41, 144A (IF) (5)	11/21 at 100.00	Aa2	1,859,330
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Tender Option Bond Trust 2015-XF0074, 12.063%, 8/15/32, 144A (IF)	No Opt. Call	AAA	7,597,939
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48	11/31 at 44.13	A2	1,546,980
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/53	11/24 at 100.00	A-	6,578,820
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
1,940	0.000%, 11/15/34 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 55.69	Baa2 (4)	952,598
14,055	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	6,426,789
5,000	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP, Inc, Refunding Series 2015, 4.000%, 8/15/44	8/25 at 100.00	AAA	5,086,250
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,378,257
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	A2	3,823,209
4,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/24 at 100.00	A-	5,177,919
17,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A, 5.750%, 12/01/32 – AGM Insured (ETM)	No Opt. Call	A2 (4)	23,113,540
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/46	8/21 at 100.00	A+	7,123,909
3,500	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B, 5.000%, 8/15/43	8/19 at 100.00	BBB+	3,511,935

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 940	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/30	8/25 at 100.00	BBB+	$1,038,991
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	1,111,250
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,095	5.750%, 12/01/33	12/25 at 100.00	B1	3,269,682
3,125	6.125%, 12/01/38	12/25 at 100.00	B1	3,301,875
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
1,900	5.000%, 9/15/43	9/25 at 100.00	BBB-	2,021,866
1,785	5.000%, 9/15/48	9/25 at 100.00	BBB-	1,894,153
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
2,335	5.000%, 11/01/46	11/23 at 103.00	BBB-	2,393,562
6,015	5.000%, 11/01/51	11/23 at 103.00	BBB-	6,146,187
745	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	780,097
210	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series, 5.000%, 4/01/48	4/26 at 100.00	B1	202,375
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	A2	4,672,197
820	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48	4/26 at 100.00	BBB-	812,489
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, L.L.C. - Tarleton State University Project, Series, 5.000%, 4/01/34	4/24 at 100.00	BBB-	1,050,900
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A:
2,200	5.000%, 4/01/39	4/24 at 100.00	BBB-	2,281,774
1,600	5.000%, 4/01/46	4/24 at 100.00	BBB-	1,649,744
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Baa3	5,557,119
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	A2	3,464,173
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
2,590	7.000%, 9/01/43 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	2,975,884
3,910	6.750%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	4,906,385

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21) (UB) (5)	9/21 at 100.00	N/R (4)	$3,281,220
6,155	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	6,650,477
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/38	1/25 at 100.00	A	2,202,520
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	623,048
1,000	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward's University Project, Series 2016, 4.000%, 6/01/41	6/26 at 100.00	Baa2	971,160
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA-	2,580,845
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43	9/23 at 100.00	A	2,055,822
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
215	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	227,122
2,675	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	2,825,817
17,640	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB) (5)	5/26 at 100.00	AA-	19,457,802
4,300	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, inc Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	4,196,069
4,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/43	9/27 at 100.00	AA+	4,101,120
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
3,635	5.000%, 12/15/22	No Opt. Call	BBB	3,983,088
2,500	5.000%, 12/15/26	12/22 at 100.00	BBB	2,715,300
2,500	5.000%, 12/15/29	12/22 at 100.00	BBB	2,691,450
4,355	5.000%, 12/15/30	12/22 at 100.00	BBB	4,670,389
2,975	5.000%, 12/15/32	12/22 at 100.00	BBB	3,173,641
3,150	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A-	3,336,763
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
11,280	0.000%, 8/15/36	8/24 at 59.60	A-	5,473,846
10,000	0.000%, 8/15/37	8/24 at 56.94	A-	4,623,400
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
5,000	5.000%, 8/15/37	8/24 at 100.00	BBB	5,359,100
31,810	5.000%, 8/15/42	8/24 at 100.00	BBB	33,767,905
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A-	3,748,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured	5/19 at 100.00	AA-	$ 1,858,455
384,550	Total Texas			386,415,879
	Virginia – 2.0% (1.2% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015:
1,200	5.300%, 3/01/35, 144A	3/25 at 100.00	N/R	1,206,132
1,085	5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	1,094,939
11,380	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.500%, 7/01/57	1/28 at 100.00	AA	13,520,692
14,945	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	15,441,772
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	13,701,490
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	BBB+	12,477,300
2,000	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	2,071,860
	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B:
15	5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	A1 (4)	15,677
985	5.000%, 7/01/38	7/20 at 100.00	A1	1,018,569
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.250%, 7/01/35, 144A	7/25 at 100.00	BB+	1,054,400
2,070	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	2,380,044
55,680	Total Virginia			63,982,875
	Washington – 1.6% (1.0% of Total Investments)
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/38 (UB) (5)	7/25 at 100.00	AA-	5,669,300
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)	6/19 at 100.00	AA	3,790,425
5,750	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A3	6,054,060
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148, 14.761%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,655,738
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	7,115,193

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A:
$ 5,450	5.000%, 1/01/46, 144A	1/25 at 102.00	BB+	$5,666,201
3,650	5.000%, 1/01/51, 144A	1/25 at 102.00	BB+	3,782,458
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/28 – NPFG Insured (UB) (5)	No Opt. Call	AA+	16,889,867
52,900	Total Washington			50,623,242
	West Virginia – 1.8% (1.1% of Total Investments)
1,900	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	1,941,838
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A, 5.000%, 6/15/40 (Pre-refunded 6/15/20)	6/20 at 100.00	A1 (4)	10,442,800
40,855	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44	6/23 at 100.00	A	44,499,675
52,755	Total West Virginia			56,884,313
	Wisconsin – 4.2% (2.6% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A:
1,750	5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,695,907
305	5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	285,355
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	490,800
1,480	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,402,774
6,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	5,699,940
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
1,000	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	941,020
1,790	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	1,650,989
35,100	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	39,443,274
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	1,784,065
1,705	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	1,811,273
1,815	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A, 5.200%, 12/01/37	12/27 at 100.00	BBB-	1,940,671

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A:
$ 4,050	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	$4,250,596
1,575	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	1,640,851
2,500	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30	5/26 at 100.00	BBB-	2,501,425
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017, 5.000%, 8/01/37	8/24 at 103.00	N/R	1,008,260
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A, 5.000%, 7/15/25 (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (4)	9,124,195
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)	4/23 at 100.00	Aa3 (4)	2,836,700
6,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA-	7,089,490
16,190	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	17,269,387
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
3,490	4.500%, 2/15/40	2/22 at 100.00	A-	3,592,536
1,485	5.000%, 2/15/40	2/22 at 100.00	A-	1,562,918
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012:
11,000	5.000%, 6/01/32	6/22 at 100.00	A3	11,773,630
1,500	5.000%, 6/01/39	6/22 at 100.00	A3	1,589,805
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	1,359,113
1,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	1,485,293
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	A	1,082,000
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John's Communities Inc, Series 2015B:
550	5.000%, 9/15/37	9/22 at 100.00	BBB-	561,440
1,350	5.000%, 9/15/45	9/22 at 100.00	BBB-	1,372,666
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/33	8/23 at 100.00	A	1,073,600
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
2,565	5.000%, 12/01/44	12/22 at 102.00	N/R	2,639,180
1,775	5.250%, 12/01/49	12/22 at 102.00	N/R	1,845,201

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
$ 1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	$1,059,040
1,500	5.500%, 10/01/49	10/22 at 102.00	N/R	1,594,860
126,955	Total Wisconsin			135,458,254
	Wyoming – 0.1% (0.1% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative - Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A3	2,069,330
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John's Medical Center Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	A-	1,068,590
1,000	6.000%, 12/01/36	12/21 at 100.00	A-	1,076,129
4,035	Total Wyoming			4,214,049
$ 5,785,381	Total Municipal Bonds (cost $4,844,093,525)			5,142,549,234

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 1,214	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$799,032
344	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/55	N/R	170,163
$ 1,558	Total Corporate Bonds (cost $66,605)				969,195
	Total Long-Term Investments (cost $4,844,160,130)				5,143,518,429
	Floating Rate Obligations – (5.9)%				(187,340,000)
	MuniFund Preferred Shares, net of deferred offering costs – (12.6)% (10)				(405,048,416)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (44.0)% (11)				(1,407,764,006)
	Other Assets Less Liabilities – 1.9%				58,661,318
	Net Assets Applicable to Common Shares – 100%				$ 3,202,027,325
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,142,549,234	$ —	$5,142,549,234
Corporate Bonds	—	—	969,195	969,195
Total	$ —	$5,142,549,234	$969,195	$5,143,518,429
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$4,650,129,294
Gross unrealized:
Appreciation	$ 335,033,799
Depreciation	(28,983,512)
Net unrealized appreciation (depreciation) of investments	$ 306,050,287
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund's Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund's records.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 7.9%.
(11)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 27.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2019
(Unaudited)

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen AMT-Free Municipal Credit Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 1, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2019